Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Emerging Markets Fund, Inc.
Entity Central Index Key	0000849402
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000198223
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.81%	[1]
AssetsNet	$ 2,048,522,429
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

C000005817
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.87%	[2]
AssetsNet	$ 2,048,522,429
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

C000005814
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.12%	[3]
AssetsNet	$ 2,048,522,429
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

C000005816
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.87%	[4]
AssetsNet	$ 2,048,522,429
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,048,522,429
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
58%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.